                                   ===AST===


May 2003

---------------------------------------------------
         ALLMERICA SECURITIES TRUST FACTS
                 At March 31, 2003
Market Value                                  $9.70
Net Asset Value                             $10.606
Total Net Assets (000's)                    $91,129
Shares Outstanding (000's)                    8,592
* Net Investment Income Per Share             $0.13
* Increase/Decrease in Per Share Value
  Resulting from Investment Operations        $0.17
TOTAL RETURNS AT 3/31/03
  Allmerica Securities Trust
    Three Months                               1.58%
    Twelve Months                              8.48%
  Lehman Brothers U.S. Credit Index
    Three Months                               2.40%
    Twelve Months                             13.49%

* For three months ended March 31, 2003
---------------------------------------------------

Allmerica Securities Trust returned 1.58% for the first quarter of 2003, underperforming its benchmark, the Lehman Brothers U.S. Credit Index*, which returned 2.40%. The underperformance of the Trust to its benchmark was primarily attributable to a position in U.S. Treasury securities, which underperformed corporate bonds during the period.

Geopolitical affairs captured most of the attention during the first quarter, as the U.S. invaded Iraq after months of tense negotiations with allies. The economy suffered as major winter storms battered multiple regions of the country and war scenes dominated newspapers and television sets. Over 300,000 jobs were lost in February and consumer confidence slid to multi-year lows. Retail sales declined and several broad measures of industrial activity also showed marked weakness by quarter-end.

Interest rates barely budged from year-end 2002 levels during the first quarter of 2003. With the ten-year U.S. Treasury security yielding a low 3.8% at the end of the first quarter, the portfolio manager expects price gains from further declines in interest rates to be minimal. The portfolio manager believes that Federal Reserve Board policymakers will be reluctant to cut interest rates further, since the federal funds rate already stands at a low 1.25%. Japan, the world's second largest economy, is still mired in a multi-year recession, even with a 0% discount rate. Analogies to the Japanese quagmire appear with increasing frequency, as economists debate the efficacy of additional interest rate cuts by the Federal Reserve Board. The portfolio manager believes that the chief problem with trying to stimulate growth through additional interest rate cuts is the lack of pent-up consumer demand for homes, the largest interest-rate-sensitive sector of the economy. With increasing pressure on the job market, the portfolio manager believes it likely that consumers may seek to curtail major expenditures in the near future.

Investors found value in corporate bonds during the first quarter after they performed poorly last year. The credit sector led the way during the period, outperforming Treasury securities by 141 basis points. The wireless, refining, and media-cable sectors also performed strongly, while airlines and supermarkets were major underperformers. The demand for credit sector issues was driven primarily by lower yields in other sectors. The portfolio manager added exposure to the credit sector throughout the first quarter, with an emphasis on what she considered to be stable, solid issuers, including



------------------------------------------
       U.S. Treasury Yield Curves

                       Bond Equivalent
Maturity               Yield Percentage
                09/30/02          03/31/03
3 Mo.             1.55              1.11
6 Mo.             1.50              1.11
2 Yr.             1.68              1.48
5 Yr.             2.56              2.71
10 Yr.            3.59              3.80
30 Yr.            4.67              4.82
-------------------------------------------

                                                          Continued on back page

Allmerica Securities Trust is a Massachusetts Business Trust under an Agreement and Declaration of Trust dated February 26, 1986 as amended and on file with the Secretary of the Commonwealth of Massachusetts. This document is prepared by the Trustees or Officers as such and not individually, and no obligation of the Trust shall be binding upon any of the Trustees, Officers or Shareholders, but shall only bind the assets and property of the Trust.

                          ALLMERICA SECURITIES TRUST
             PORTFOLIO OF INVESTMENTS, MARCH 31, 2003 (UNAUDITED)

                                                    MOODY'S
 PAR VALUE                                          RATINGS            VALUE
 ---------                                          -------            -----

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (h) - 1.7%

              FREDDIE MAC - 1.7%
$   222,903   5.00%, 05/15/21                         NR           $    229,428
  1,222,118   6.00%, 10/15/07 - 05/15/29              NR              1,281,646
                                                                   ------------
                                                                      1,511,074
                                                                   ------------
              TOTAL U.S. GOVERNMENT AGENCY
              MORTGAGE-BACKED OBLIGATIONS                             1,511,074
                                                                   ------------
              (Cost $1,463,349)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.1%

              FANNIE MAE - 2.5%
    500,000   3.00%, 11/01/05                         Aaa               507,410
    275,000   3.70%, 11/01/07                         Aaa               282,297
    350,000   5.15%, 05/03/07                         Aaa               374,062
    300,000   6.25%, 02/01/11, Subordinated           Aaa               337,179
    750,000   6.25%, 07/19/11                         Aaa               789,108
                                                                   ------------
                                                                      2,290,056
                                                                   ------------
              FEDERAL HOME LOAN BANK - 2.8%
    500,000   4.96%, 06/18/07                         Aaa               522,804
  1,625,000   7.63%, 05/14/10                         Aaa             2,012,142
                                                                   ------------
                                                                      2,534,946
                                                                   ------------
              FREDDIE MAC - 1.2%
    500,000   4.50%, 07/23/07                         Aaa               517,612
    225,000   6.25%, 03/05/12                         Aaa               245,873
    250,000   7.80%, 09/12/16                         Aaa               289,644
                                                                   ------------
                                                                      1,053,129
                                                                   ------------
              U.S. TREASURY BONDS - 12.6%
  5,000,000   6.25%, 08/15/23                         Aaa             5,876,955
  2,950,000   7.25%, 08/15/22(a)                      Aaa             3,841,915
  1,325,000   7.63%, 11/15/22                         Aaa             1,792,424
                                                                   ------------
                                                                     11,511,294
                                                                   ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS                                     17,389,425
                                                                   ------------
              (Cost $16,910,453)

CORPORATE NOTES AND BONDS - 59.6%

              AEROSPACE & Defense - 0.6%
    450,000   Northrop Grumman Corp.
              7.13%, 02/15/11                         Baa3              520,340
                                                                   ------------

              AUTOMOTIVE - 1.2%
    500,000   DaimlerChrysler North America Holding Corp.
              8.50%, 01/18/31                         A3                589,831
    500,000   General Motors Corp.
              7.20%, 01/15/11                         A3                499,352
                                                                   ------------
                                                                      1,089,183
                                                                   ------------
              BANKING - 9.0%
    450,000   Bank of America Corp.
              4.88%, 09/15/12                         Aa2               461,147
    450,000   Bank of New York Co., Inc.
              3.75%, 02/15/08                         Aa3               459,774
  1,000,000   Bank of New York Co., Inc.
              6.38%, 04/01/12                         A1              1,124,811
    450,000   BB&T Corp.(b)
              6.38%, 06/30/05                         A2                490,338
    450,000   Capital One Financial Corp.
              7.25%, 12/01/03                         Baa3              449,137
    500,000   Citifinancial
              6.75%, 07/01/07                         Aa1               569,355
    500,000   Firstar Corp.
              7.13%, 12/01/09                         Aa3               592,736
    500,000   Inter-American Development Bank
              4.38%, 09/20/12                         Aaa               512,842
    350,000   MBNA Corp., MTN
              6.25%, 01/17/07                         Baa2              370,489
     85,000   MBNA Corp.
              7.50%, 03/15/12                         Baa2               93,753
    420,000   National City Bank of Indiana
              4.88%, 07/20/07                         Aa3               445,882
    250,000   Northern Trust Co.
              6.65%, 11/09/04                         Aa3               269,523
    200,000   Suntrust Banks, Inc.
              6.38%, 04/01/11                         Aa3               225,947
    125,000   Suntrust Banks, Inc.
              7.75%, 05/01/10                         A1                152,300
    500,000   U.S. Bancorp
              5.10%, 07/15/07                         Aa3               539,410
    475,000   Wachovia Bank N.A.
              4.85%, 07/30/07                         Aa2               508,652
    455,000   Washington Mutual Bank F.A.
              5.50%, 01/15/13                         A3                477,084
    450,000   Wells Fargo & Co.
              5.13%, 09/01/12                         Aa3               470,069
                                                                   ------------
                                                                      8,213,249
                                                                   ------------
              BEVERAGES, FOOD & TOBACCO - 3.1%
    450,000   Anheuser-Busch Cos., Inc.
              4.63%, 02/01/15                         A1                453,441
    500,000   Conagra Foods, Inc.
              7.50%, 09/15/05                         Baa1              557,838
    450,000   Diageo Capital, Plc
              3.50%, 11/19/07                         A2                454,942
    460,000   General Mills, Inc.
              6.00%, 02/15/12                         Baa2              504,673
    445,000   Pepsi Bottling Group, LLC.(a) (c)
              4.63%, 11/15/12                         A3                444,124
    400,000   Unilever Capital Corp.
              5.90%, 11/15/32                         A1                412,047
                                                                   ------------
                                                                      2,827,065
                                                                   ------------
              CHEMICALS - 1.4%
    250,000   Du Pont (E.I.) De Nemours and Co.(a)
              3.38%, 11/15/07                         Aa3               253,468
    250,000   Du Pont (E.I.) De Nemours and Co.
              4.13%, 03/06/13                         Aa3               244,172
    200,000   Du Pont (E.I.) De Nemours and Co.
              8.25%, 09/15/06                         Aa3               237,075
    500,000   RPM, Inc., Senior Notes
              7.00%, 06/15/05                         Baa3              527,473
                                                                   ------------
                                                                      1,262,188
                                                                   ------------
              COMMERCIAL SERVICES - 1.9%
    500,000   Allied Waste North America
              8.50%, 12/01/08                         Ba3               525,625
    550,000   Pitney Bowes Credit Corp.
              8.55%, 09/15/09                         Aa3               680,327
    490,000   USA Waste Services, Inc.
              7.00%, 10/01/04                         Ba1               517,391
                                                                   ------------
                                                                      1,723,343
                                                                   ------------
              COSMETICS & PERSONAL CARE - 2.2%
    450,000   Gillette Co.
              2.88%, 03/15/08                         Aa3               444,566
    300,000   Procter & Gamble Co.(a)
              4.75%, 06/15/07                         Aa3               322,539
  1,000,000   Procter & Gamble Co.
              8.50%, 08/10/09                         Aa3             1,265,483
                                                                   ------------
                                                                      2,032,588
                                                                   ------------
              ELECTRIC UTILITIES - 6.6%
    550,000   AmerenEnergy Generating
              7.75%, 11/01/05                         A3                618,343
    425,000   Detroit Edison Co.
              6.13%, 10/01/10                         A3                471,740
    535,000   Dominion Resources, Inc.
              7.60%, 07/15/03                         Baa1              543,243
    500,000   Duke Energy Field Services Corp.
              7.50%, 08/16/05                         Baa2              536,610
    563,466   East Coast Power LLC
              7.07%, 03/31/12                         Ba2               525,432
    420,000   Exelon Corp.
              6.75%, 05/01/11                         Baa2              472,103

                          ALLMERICA SECURITIES TRUST
        PORTFOLIO OF INVESTMENTS, MARCH 31, 2003 (UNAUDITED) (CONTINUED)

                                                    MOODY'S
 PAR VALUE                                          RATINGS            VALUE
 ---------                                          -------            -----

$   225,000   Florida Power & Light
              6.88%, 12/01/05                         Aa3          $    251,296
    600,000   Gulf States Utilities
              8.25%, 04/01/04                         Baa3              636,671
    250,000   Oncor Electric Delivery Co.
              7.00%, 05/01/32                         Baa1              273,541
    500,000   Pinnacle Partners(c)
              8.83%, 08/15/04                         Ba2               502,821
  1,270,000   Sithe/Independence Funding Corp., Series A
              9.00%, 12/30/13                         Ba1             1,147,547
                                                                   ------------
                                                                      5,979,347
                                                                   ------------
              ENTERTAINMENT & LEISURE - 1.9%
    450,000   AOL Time Warner, Inc.
              6.88%, 05/01/12                         Baa1              479,395
    500,000   Harrah's Operating Co., Inc.
              7.13%, 06/01/07                         Baa3              547,474
    350,000   Park Place Entertainment Corp.(a)
              8.13%, 05/15/11                         Ba2               361,375
    300,000   Time Warner Cos., Inc.
              7.57%, 02/01/24                         Baa1              313,898
                                                                   ------------
                                                                      1,702,142
                                                                   ------------
              FINANCIAL SERVICES - 7.1%
    500,000   American Express Co.
              3.75%, 11/20/07                         A1                511,906
    500,000   Countrywide Home Loans, Inc.
              7.26%, 05/10/04                         A3                530,512
    460,000   Ford Motor Credit Co.(a)
              6.50%, 01/25/07                         A3                443,388
    400,000   Ford Motor Credit Co.
              6.88%, 02/01/06                         A3                393,074
    825,000   Ford Motor Credit Co.
              7.25%, 10/25/11                         A3                757,139
    500,000   General Electric Capital Corp., MTN
              6.00%, 06/15/12                         Aaa               545,245
    500,000   General Electric Capital Corp.
              8.75%, 05/21/07                         Aaa               603,947
    500,000   Household Finance Corp.
              8.00%, 07/15/10                         A2                591,327
  1,000,000   KFW International Finance, Inc.(a)
              4.25%, 04/18/05                         Aaa             1,050,720
    500,000   Mellon Funding Corp.
              5.00%, 12/01/14                         A2                514,816
    500,000   Toyota Motor Credit Corp.
              5.50%, 12/15/08                         Aa1               555,259
                                                                   ------------
                                                                      6,497,333
                                                                   ------------
              FOOD RETAILERS - 1.6%
    450,000   Kroger Co.
              5.50%, 02/01/13                         Baa3              458,858
    395,000   Safeway, Inc.
              7.25%, 02/01/31                         Baa2              443,348
    500,000   Safeway, Inc.
              9.65%, 01/15/04                         Baa3              528,843
                                                                   ------------
                                                                      1,431,049
                                                                   ------------
              FOREST PRODUCTS & PAPER - 2.2%
    500,000   International Paper Co.(c)
              5.30%, 04/01/15                         Baa2              497,346
    350,000   International Paper Co.
              7.50%, 05/15/04                         Baa2              370,459
    500,000   Kimberly-Clark Corp.
              7.10%, 08/01/07                         Aa2               579,510
    500,000   Weyerhaeuser Co.
              6.75%, 03/15/12                         Baa2              548,150
                                                                   ------------
                                                                      1,995,465
                                                                   ------------
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.6%
    500,000   Pulte Corp.
              8.13%, 03/01/11                         Baa3              574,429
                                                                   ------------
              INSURANCE - 0.5%
    450,000   Marsh & McLennan Cos., Inc.
              4.85%, 02/15/13                         A2                456,765
                                                                   ------------
              MEDIA - BROADCASTING & PUBLISHING - 2.7%
    270,000   Belo Corp.
              8.00%, 11/01/08                         Baa3              317,693
    500,000   Continental Cablevision, Inc., Senior Notes
              8.30%, 05/15/06                         Baa3              561,225
    430,000   Cox Communications, Inc.(a)
              7.13%, 10/01/12                         Baa2              488,988
    500,000   News America Holdings, Inc.
              7.38%, 10/17/08                         Baa3              561,883
    450,000   Viacom, Inc.
              7.88%, 07/30/30                         A3                561,181
                                                                   ------------
                                                                      2,490,970
                                                                   ------------
              OIL & GAS - 6.9%
    500,000   ANR Pipeline Co., Debenture
              9.63%, 11/01/21                         B1                537,500
    375,000   Burlington Resources, Inc.
              7.40%, 12/01/31                         Baa1              444,051
    500,000   Conoco Funding Co.
              5.45%, 10/15/06                         A3                544,523
    500,000   Conoco Funding Co.
              7.25%, 10/15/31                         A3                588,724
    500,000   Enterprise Products
              8.25%, 03/15/05                         Baa2              545,071
    500,000   Occidental Petroleum Corp.
              6.50%, 04/01/05                         Baa2              541,915
    500,000   Oryx Energy Co.
              8.00%, 10/15/03                         Baa2              517,114
    250,000   Oryx Energy Co.
              8.13%, 10/15/05                         Baa2              281,050
    175,000   Parker & Parsley Petroleum Co.
              8.88%, 04/15/05                         Ba1               186,152
    625,000   Phillips Petroleum
              8.50%, 05/25/05                         A3                708,433
    195,000   Seagull Energy, Inc.
              7.88%, 08/01/03                         Baa3              197,438
    600,000   Texaco Capital, Inc.
              8.25%, 10/01/06                         Aa3               717,314
    400,000   XTO Energy, Inc.
              7.50%, 04/15/12                         Ba2               430,000
                                                                   ------------
                                                                      6,239,285
                                                                   ------------
              PHARMACEUTICALS - 1.7%
    120,000   Johnson & Johnson
              6.73%, 11/15/23                         Aaa               137,251
    500,000   Lilly (Eli) & Co.
              7.13%, 06/01/25                         Aa3               596,784
    300,000   Wyeth Corp.
              4.13%, 03/01/08                         A3                307,151
    150,000   Wyeth Corp.
              5.25%, 03/15/13                         A3                153,365
    330,000   Zeneca Wilmington
              7.00%, 11/15/23                         Aa2               387,848
                                                                   ------------
                                                                      1,582,399
                                                                   ------------
              RETAILERS - 2.2%
    500,000   J.C. Penney Co., Inc.
              7.38%, 08/15/08                         Ba3               505,000
    500,000   Kohls Corp.
              6.00%, 01/15/33                         A3                501,949
    450,000   Target Corp.
              6.35%, 11/01/32                         A2                472,297
    450,000   Wal-Mart Stores, Inc.
              7.55%, 02/15/30                         Aa2               569,630
                                                                   ------------
                                                                      2,048,876
                                                                   ------------
              SECURITIES BROKERS - 2.7%
    450,000   Bear Stearns Cos., Inc.
              4.00%, 01/31/08                         A2                459,141
    450,000   Goldman Sachs Group, Inc.
              5.70%, 09/01/12                         Aa3               474,444

                          ALLMERICA SECURITIES TRUST
        PORTFOLIO OF INVESTMENTS, MARCH 31, 2003 (UNAUDITED) (CONTINUED)

                                                    MOODY'S
 PAR VALUE                                          RATINGS            VALUE
 ---------                                          -------            -----

$   444,294   Jones (Edward D.) & Co., LP(d) (e)
              7.95%, 04/15/06                         NR           $    471,787
    500,000   Lehman Brothers Holdings, Inc.
              4.00%, 01/22/08                         A2                510,426
    475,000   Morgan Stanley Dean Witter & Co.(a)
              6.60%, 04/01/12                         Aa3               530,233
                                                                   ------------
                                                                      2,446,031
                                                                   ------------
              TELEPHONE SYSTEMS - 2.2%
    500,000   AT&T Wireless Services, Inc.
              7.50%, 05/01/07                         Baa2              555,465
    500,000   BellSouth Corp.
              6.88%, 10/15/31                         Aa3               573,139
    225,000   Sprint Capital Corp.
              6.13%, 11/15/08                         Baa3              222,750
    500,000   Verizon Florida, Inc.
              6.13%, 01/15/13                         A1                546,176
    125,000   Verizon Wireless Capital(b)
              1.66%, 12/17/03                         A3                124,891
                                                                   ------------
                                                                      2,022,421
                                                                   ------------
              TRANSPORTATION - 1.3%
    500,000   Consolidated Rail Corp.
              9.75%, 06/15/20                         Baa2              673,192
    200,000   Union Pacific Corp.
              6.50%, 04/15/12                         Baa3              225,932
    250,000   Union Pacific Corp.
              6.63%, 02/01/08                         Baa3              281,516
                                                                   ------------
                                                                      1,180,640
                                                                   ------------
              TOTAL CORPORATE NOTES AND BONDS                        54,315,108
                                                                   ------------
                (Cost $52,127,597)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (h) - 7.7%
  1,000,000   American Airlines, Inc., Pass-Through
              Trust, Series 1991 - C2
              9.73%, 09/29/14                         Caa2              100,650
    570,000   Bear Stearns Commercial Mortgage
              Securities, Inc.,
              Series 2002-PBW1, Class A2
              4.72%, 11/11/35                         Aaa               577,182
    250,000   Bear Stearns Mortgage Securities, Inc.,
              Series 1999-WF2, Class A2, CMO
              7.08%, 06/15/09                         Aaa               289,993
    500,000   Chase Manhattan Auto Owner Trust,
              Series 2002-A, Class A4
              4.24%, 09/15/08                         Aaa               524,752
    300,000   Citibank Credit Card Issuance Trust,
              Series 2000-Cl, CMO
              6.88%, 11/16/09                         Aaa               345,222
    250,000   DaimlerChrysler Auto Trust,
              Series 2002-B, Class A3
              2.93%, 06/06/06                         Aaa               254,865
    500,000   General Electric Capital Commercial
              Mortgage Corp., Series 2002-1A,
              Class C, CMO
              6.47%, 12/10/35                         A1                561,870
     99,109   Green Tree Recreation Equipment &
              Consumer Trust, Series 1997-B,
              Class A1, CMO(f)
              6.55%, 07/15/28                         AAA                99,244
    500,000   GS Mortgage Securities Corp. II,
              Series 1997-GL, Class A2D
              6.94%, 07/13/30                         Aaa               567,550
    250,000   MBNA Master Credit Card Trust,
              Series 1995-C, Class A
              6.45%, 02/15/08                         Aaa               273,432
    250,000   Morgan Stanley Dean Witter Capital I,
              Series 2002-HQ, Class C
              6.75%, 04/15/34                         A2                284,694
    500,000   Morgan Stanley Dean Witter Capital I,
              Series 2002-IQ2, Class C, CMO
              6.12%, 04/15/15                         Aaa               539,342
    250,000   Morgan Stanley Dean Witter Capital I,
              Series 2002-TOP7, Class B, CMO
              6.08%, 01/15/39                         Aa2               275,615
    420,000   Toyota Auto Receivables Owner Trust,
              Series 2002-B, Class A3
              3.76%, 06/15/06                         Aaa               431,429
  1,000,000   Union Acceptance Corp., Series 2000-B,
              Class B
              7.73%, 01/08/08                         Aaa             1,078,895
    980,564   United Air Lines, Inc., Pass-Through
              Certificate(g)
              9.30%, 03/22/08                         Caa2              206,275
    623,939   USAA Auto Owner Trust, Series 2000-1,
              Class A4
              6.98%, 06/15/05                         Aaa               639,814
                                                                   ------------
              TOTAL ASSET-BACKED AND
              MORTGAGE-BACKED SECURITIES                              7,050,824
                                                                   ------------
                (Cost $8,477,418)

FOREIGN GOVERNMENT OBLIGATIONS (i) - 3.0%
    450,000   Province of British Columbia
              5.38%, 10/29/08                         Aa2               498,828
    550,000   Province of Manitoba
              4.25%, 11/20/06                         Aa2               581,604
    500,000   Province of Ontario
              2.63%, 12/15/05                         Aa2               507,282
    500,000   Province of Quebec
              6.13%, 01/22/11                         A1                567,959
    500,000   Province of Quebec
              7.00%, 01/30/07                         A1                576,214
                                                                   ------------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS                    2,731,887
                                                                   ------------
                (Cost $2,528,653)

FOREIGN BONDS (i) - 6.4%
    445,000   Alberta Energy Co., Ltd.
              7.38%, 11/01/31                         Baa1              527,567
    450,000   British Telecom, Plc
              8.38%, 12/15/10                         Baa1              546,572
    500,000   Calpine Canada Energy Finance
              8.50%, 05/01/08                         B1                287,500
    400,000   Canadian Natural Resources
              5.45%, 10/01/12                         Baa1              416,450
    355,000   Canadian Pacific, Ltd.
              9.45%, 08/01/21                         Baa2              490,584
    450,000   Canadian Pacific Railways, Ltd.
              5.75%, 03/15/33                         Baa2              441,291
    450,000   Sappi Papier Holding AG(c)
              6.75%, 06/15/12                         Baa2              502,783
  1,000,000   St. George Bank, Ltd., Yankee Debenture(c)
              7.15%, 10/15/05                         A3              1,092,119
    435,000   Stora Enso Oyj
              7.38%, 05/15/11                         Baa1              504,051
    500,000   Telus Corp.
              7.50%, 06/01/07                         Ba1               527,500
    500,000   Vodafone Group, Plc
              6.25%, 11/30/32                         A2                513,097
                                                                   ------------
              TOTAL FOREIGN BONDS                                     5,849,514
                                                                   ------------
                (Cost $5,731,705)

    SHARES
    ------
INVESTMENT COMPANY - 2.3%
  2,079,803   Marshall Money Market Fund              NR              2,079,803
                                                                   ------------
TOTAL INVESTMENT COMPANY                                              2,079,803
                                                                   ------------
(Cost $2,079,803)
TOTAL INVESTMENTS - 99.8%                                            90,927,635
                                                                   ------------
(Cost $89,318,978)
NET OTHER ASSETS AND LIABILITIES - 0.2%                                 201,582
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 91,129,217
                                                                   ============

(a) All or a portion of this security is out on loan at March 31, 2003; the value of the securities loaned amounted to $4,828,807. The value of collateral amounted to $4,941,575 which consisted of cash equivalents.
(b) Variable rate security. The rate shown reflects rate in effect at period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At March 31, 2003, these securities amounted to $3,039,193 or 3.3% of net assets.
(d) Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At March 31, 2003, these securities amounted to $471,787 or 0.5% of net assets.
(e) Security is valued by management.
(f) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(g) Issuer filed for bankruptcy.
(h) Pass Through Certificates.
(i) U.S. currency denominated.

CMO     Collateralized Mortgage Obligation
MTN     Medium Term Note
NR      Not Rated

-------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                          MARCH 31, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:
  Investments:
    Investments at cost                                            $ 89,318,978
    Net unrealized appreciation                                       1,608,657
                                                                   ------------
      Total investments at value                                     90,927,635
 Cash                                                                     3,945
 Receivable for investments sold                                      1,383,970
 Short-term investments held as collateral for securities loaned      4,941,575
 Interest and dividend receivables                                    1,520,880
                                                                   ------------
      Total Assets .                                                 98,778,005
                                                                   ------------
LIABILITIES:
Payable for investments purchased                                     2,513,604
Collateral for securities loaned                                      4,941,575
Management fee payable                                                   38,379
Trustees' fees and expenses payable                                       8,711
Accrued expenses and other payables                                     146,519
                                                                   ------------
      Total Liabilities                                               7,648,788
                                                                   ------------
NET ASSETS                                                         $ 91,129,217
                                                                   ============
NET ASSETS consist of:
  Par Value                                                        $  8,592,306
  Paid-in capital                                                    88,140,954
  Distribution in excess of net investment income                      (412,349)
  Accumulated net realized loss on investments sold                  (6,800,351)
  Net unrealized appreciation of investments                          1,608,657
                                                                   ------------
TOTAL NET ASSETS                                                   $ 91,129,217
                                                                   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING (10,000,000
  AUTHORIZED SHARES WITH PAR VALUE OF $1.00)                          8,592,306

NET ASSET VALUE
  Per share                                                        $     10.606
                                                                   ============
MARKET VALUE (CLOSING PRICE ON NEW YORK STOCK EXCHANGE)
  Per share                                                        $       9.70
                                                                   ============

-------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
             FOR THE THREE MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest (including income on securities loaned of $1,950)       $  1,267,208
                                                                   ------------
EXPENSES
  Investment advisory fees                                              102,110
  Custodian and Fund accounting fees                                     17,946
  Transfer agent fees                                                    20,947
  Legal fees                                                              1,166
  Audit fees                                                              6,054
  Trustees' fees and expenses                                             5,214
  Reports to shareholders                                                 4,105
  New York Stock Exchange fees                                            6,072
  Miscellaneous                                                           1,423
                                                                   ------------
                Total expenses                                          165,037
                                                                   ------------
NET INVESTMENT INCOME                                                 1,102,171
                                                                   ------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments sold                        805,510
    Net change in unrealized appreciation (depreciation)
      of investments                                                   (474,155)
                                                                   ------------
NET GAIN (LOSS) ON INVESTMENTS                                          331,355
                                                                   ------------

NET INCREASE (DECREASE) IN NET
        ASSETS RESULTING FROM OPERATIONS                           $  1,433,526
                                                                   ============

Continued from front page

Toyota Motor Credit. Other issues added during the period included Gillette, Northrop Grumman and Dupont. The Trust's top sector weightings were in banking and finance. The portfolio manager expects to continue to maintain this overweight position during the second quarter and may seek additional opportunities in the credit sector in order to reduce the Trust's U.S. Treasury position.

                         ------------------------------
                            Maturity Diversification

                          YEARS
                          -----
                         Under 3                    18%
                         3-5                        19%
                         5-10                       31%
                         10-20                      12%
                         20-Over                    20%
                         ------------------------------

As the war phase of the Iraq conflict appears to be coming to a close and nation-building begins, the U.S. economy may experience a modest rebound in economic activity. Companies may begin to re-stock inventories and areas which have suffered from indecision, such as capital spending and hiring, may benefit as well. The portfolio manager believes that equity market valuations are still somewhat expensive, so the bond market may not suffer major cash outflows. The portfolio manager believes that a key to continued positive absolute returns for the Trust over the next quarter is the stability of interest rates.

* The Lehman Brothers U.S. Credit Index is an unmanaged index of all publicly issued, fixed-rate, non-convertible investment grade corporate debt.

-------------------------------------------------------------------------------
                            MOODY'S QUALITY RATINGS*
                     Percentage of Fund's Total Investments

                     Aaa                                29%
                     Aa                                 17%
                     A                                  21%
                     Baa                                22%
                     Ba                                  6%
                     B                                   1%
                     Not Rated                           4%

* Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's.

  (Two securities rated Caa by Moody's amounted to less than 0.4% of the Trust's total investments.)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                            SECURITY DIVERSIFICATION
                     Percentage of Trust's Total Investments

     Corporate Notes and Bonds                                      60%
     Investment Company                                              2%
     Foreign Government Obligations                                  3%
     Foreign Bonds                                                   6%
     Asset-Backed and Mortgage-Backed Securities                     8%
     U.S. Government Agency Mortgage-Backed Obligations              2%
     U.S. Government and Agency Obligations                         19%
--------------------------------------------------------------------------------


Shareholder inquiries regarding account information may be directed to:
                                         The Bank of New York
                                         Shareholder Relations Department - 11E
                                         PO Box 11258
                                         Church Street Station
                                         New York, New York 10286
                                         1-800-432-8224

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
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                                                             ALLMERICA
                                                            FINANCIAL(R)

                                                 THE ALLMERICA FINANCIAL COMPANIES
                                                 ---------------------------------

   The Hanover Insurance Company o Allmerica Financial Alliance Insurance Company o Allmerica Financial Benefit Insurance Company
             Citizens Insurance Company of America o Citizens Management Inc. o AMGRO, Inc. o Financial Profiles, Inc.
 VeraVest Investments, Inc. o VeraVest Investment Advisors, Inc. o Opus Investment Management, Inc. o Allmerica Trust Company, N.A.
  First Allmerica Financial Life Insurance Company o Allmerica Financial Life Insurance and Annuity Company (all states except NY)

                                         440 Lincoln Street, Worcester, Massachusetts 01653

12719 (5/03)                                                                                                                03-0596
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